EQUITY COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQUITY COMPENSATION
EQUITY COMPENSATION
7.	EQUITY COMPENSATION

Equity Incentive Plan

In connection with the reorganization transaction on June 11, 2020 (see Note 6), all options to purchase Class C Units of the CompoSecure, L.L.C. will automatically be converted into options to purchase Class C Units of CompoSecure Holdings, L.L.C., and the CompoSecure, L.L.C. Amended and Restated Equity Incentive Plan will be assumed by CompoSecure Holdings, L.L.C. and be deemed to be the Equity Incentive Plan (the “Plan”) of CompoSecure Holdings, L.L.C..

In connection with the May 2015 recapitalization transaction (see Note 6), the Company adopted the Plan, an incentive plan that provides for granting of options, Class C unit appreciation rights, restricted Class C units, unrestricted Class C unit awards and other equity awards. The number of Class C units that may be issued with respect to awards granted under the Plan shall not exceed an aggregate of 12,222 units. The exercise price of unit options granted under the Plan is equal to the fair market value of the Company’s members’ equity at the date of grant. Time-vested options vest and become exercisable incrementally over a 5-year and a 4-year period, depending on the type of grant. The time- vested options also provide for accelerating vesting if there is a change in control as described in the Plan agreement. The time-vested options expire on the 10th anniversary of the grant date.

The calculated value of each option award is estimated at the date of grant using the Black-Scholes option valuation model. The expected term assumption reflects the period for which the Company believes the option will remain outstanding. This assumption is based upon the historical and expected behavior of the Company’s employees and may vary based upon the behavior of different groups of employees.

The Company has elected to use the calculated value method to account for the options it has issued. A nonpublic entity that is unable to estimate the expected volatility of the price of its underlying share may measure awards based on a “calculated value,” which substitutes the volatility of an appropriate index for the volatility of the entity’s own share price. Currently, there is no active market for the Company’s common shares. To determine volatility, the Company used the historical closing values of comparable publicly held entities to estimate volatility. The risk-free rate reflects the U.S. Treasury yield curve for a similar expected life instrument in effect at the time of the grant.

There were no time-vested options granted during the nine months ended September 30, 2021.

Activity of time-vested units for the nine months ended September 30, 2021 was as follows:

			Weighted Average
		Weighted Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual	Intrinsic Value
	Shares	Per Shares	Term (years)	(in thousands)
Outstanding at January 1, 2021	9,778	$799.80	5.4	$5,547
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2021	9,778	$799.80	4.6	$5,547
Vested and expected to vest at September 30, 2021	9,778	$799.80	4.6	$5,547
Exercisable at September 30, 2021	8,977	$563.26	4.3	$5,547

The Company recognized approximately $1,124 and $1,473 of compensation expense for the time- vested options in selling, general and administrative expenses in the accompanying condensed consolidated statements of operations in the nine months ended September 30, 2021 and 2020, respectively.

Unrecognized compensation expense for the time-vested options of approximately $1,742 is expected to be recognized during the next 3 years.

Profits Interest

On May 11, 2017, the members of the Company executed a Limited Liability Company Agreement for an entity formed in 2016 titled CompoSecure Employee L.L.C.. The purpose of the entity is to hold operating incentive units. In May 2017, the Company granted 2,444 incentive units with a profits interest hurdle of $232,232. No interests were granted during the period ended September 30, 2021.

The Company recognized approximately $164 and $317 of compensation expense for the incentive units in general and administrative expenses in the accompanying condensed consolidated statements of operations for the nine months ended September 30, 2021 and 2020, respectively.

Unrecognized compensation expense for the incentive units of approximately $68 is expected to be recognized during the next one year.

8.	EQUITY COMPENSATION

Equity Incentive Plan

In connection with the reorganization transaction on June 11, 2020 (see Note 7), all options to purchase Class C Units of the CompoSecure, L.L.C. were automatically converted into options to purchase Class C Units of CompoSecure Holdings, L.L.C., and the CompoSecure, L.L.C. Amended and Restated Equity Incentive Plan was assumed by CompoSecure Holdings, L.L.C. and be deemed to be the Equity Incentive Plan (the “Plan”) of CompoSecure Holdings, L.L.C.

In connection with the May 2015 recapitalization transaction, the Company adopted the Plan, an incentive plan that provides for granting of options, Class C unit appreciation rights, restricted Class C units, unrestricted Class C unit awards and other equity awards. The number of Class C units that may be issued with respect to awards granted under the Plan shall not exceed an aggregate of 12,222 units. During 2020, 2019, and 2018, the Company granted 488, 306, and 978 C units options, respectively.The exercise price of unit options granted under the Plan is equal to the fair market value of the Company’s members’ equity at the date of grant. Time-vested options vest and become exercisable incrementally over a 5-year and 4-year period, depending on the grant. The time-vested options also provide for accelerating vesting if there is a change in control as described in the Plan agreement. The time-vested options expire on the 10th anniversary of the grant date.

The calculated value of each option award is estimated at the date of grant using the Black-Scholes option valuation model. The expected term assumption reflects the period for which the Company believes the option will remain outstanding. This assumption is based upon the historical and expected behavior of the Company’s employees and may vary based upon the behavior of different groups of employees. The Company has elected to use the calculated value method to account for the options it has issued. A nonpublic entity that is unable to estimate the expected volatility of the price of its underlying share may measure awards based on a “calculated value,” which substitutes the volatility of an appropriate index for the volatility of the entity’s own share price. Currently, there is no active market for the Company’s common shares. To determine volatility, the Company used the historical closing values of comparable publicly held entities to estimate volatility. The risk-free rate reflects the U.S. Treasury yield curve for a similar expected life instrument in effect at the time of the grant.

The assumptions utilized to calculate the value of the time-vested member options granted during the period from January 1 through December 31, 2020, 2019, and 2018, respectively:

	2020	2019	2018
Expected term	1 year	1.25 years	2 years
Volatility	44.00%	30.00%	30.00%
Risk-free rate	1.07%	2.36%	2.36%
Expected dividends	0%	0%	0%
Expected forfeiture rate	0%	0%	0%

The following table sets forth the options activity under the Company’s equity plans for the year ended December 31, 2020:

			Weighted Average	Aggregate
		Weighted Average	Remaining	Intrinsic
	Number	Exercise Price	Contractual Term	Value
	of Shares	Per Shares	(years	(in thousands)
Outstanding at January 1, 2020	9,290	$542.49	6.1
Granted	488	4,387.00	10.0
Exercised	—	—
Outstanding at December 31, 2020	9,778	$799.80	5.4	5,547
Vested and expected to vest at December 31, 2020	9,778	$799.80	5.4	5,547
Exercisable at December 31, 2020	8,438	$406.63	4.9	5,537

The weighted average calculated grant date fair value per time-vested option granted during the years ended December 31, 2020, 2019, and 2018 were $1,086, $2,987.50, and $2,987.50, respectively. The Company recognized approximately $1,143, $1,211, and $717 of compensation expense for the time- vested options in Selling, general and administrative expenses in the accompanying consolidated statements of operations in 2020, 2019, and 2018, respectively.

The number of options exercisable and vested as of December 31, 2020, 2019, and 2018 were 8,438, 7,413, and 1,341, respectively. The weighted average exercise price of options exercisable and vested is $406.63, $265.62 and $144.34 for years ended December 31, 2020, 2019, and 2018, respectively. The weighted average remaining contractual years term (years) per options exercisable as of December 31, 2020, 2019, and 2018 is 4.9, 5.7, and 6.6, respectively. Unrecognized compensation expense for the time- vested options of approximately $2,634 is expected to be recognized during the next four years.

Profits Interest

On May 11, 2017, the members of the Company executed a Limited Liability Company Agreement for a company formed in 2016 titled CompoSecure Employee LLC. The purpose of the Company is to hold Operating Incentive units. In May 2017, the Company granted 2,444 incentive units with a profits interest hurdle of $232,232. No interests were granted during the period ended December 31, 2020.

The Company recognized approximately $433, $470, and $497 of compensation expense for the incentive units in Selling, general and administrative expenses in the accompanying consolidated statements of operations in 2020, 2019, and 2018, respectively, these are eligible for distributions above the hurdle amount and tax distributions as well.

Unrecognized compensation expense for the incentive units of approximately $234 is expected to be recognized during the next three years.